Income tax - Deferred taxes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets (liabilities)
Tax losses carried forward	¥ 53,219	¥ 77,103
Allowance for doubtful accounts	16,944	6,523
Accrued payroll and other expenses	14,383	8,783
Inventory impairment	968	1,099
Deferred revenue	94,427	74,816
Contract costs	(24,556)	(16,818)
Operating lease liabilities	430,732	486,083
Operating lease right-of-use assets	(428,145)	(483,000)
Property and equipment	44,508	33,280
Excessive advertising and promotional expenses	18,056	262
Others	1,783	1,842
Total gross deferred tax assets	222,319	189,973
Valuation allowance on deferred tax assets	(77,372)	(77,440)	¥ (76,355)
Deferred tax assets, net of valuation allowance	¥ 144,947	¥ 112,533